Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended			4 Months Ended	7 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024		Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
General and administrative costs	$ 57,798			$ 7,756	$ 65,554
Loss from operations	(57,798)			(7,756)	(65,554)
Net income (loss)	$ (57,798)			$ (7,756)	$ (65,554)
Weighted average number of ordinary shares outstanding:
Weighted average number of ordinary shares outstanding basic (in Shares)	1			1	1
Weighted average number of ordinary shares outstanding diluted (in Shares)	1			1	1
Basic and diluted net income per share:
Basic net income (loss) per share (in Dollars per share)	$ (57,798)			$ (7,756)	$ (65,554)
Diluted net income (loss) per share (in Dollars per share)	$ (57,798)			$ (7,756)	$ (65,554)
Cantor Equity Partners, Inc.
General and administrative costs	$ 605,837	$ 134,547				$ 1,621,662	$ 169,892		$ 297,816		$ 252,866
Administrative expenses – related party	30,000	16,452				90,000	16,452		46,129
Loss from operations	(635,837)	(150,999)				(1,711,662)	(186,344)		(343,945)		(252,866)
Interest income on investments held in the Trust Account	1,132,342	627,245				3,404,414	627,245		1,881,736
Change in fair value of forward sale securities	1,559,663					1,559,663
Net income (loss)	$ 2,056,168	$ 476,246				$ 3,252,415	$ 440,901		$ 1,537,791		$ (252,866)
Class A – Public shares
Weighted average number of ordinary shares outstanding:
Weighted average number of ordinary shares outstanding basic (in Shares)									3,825,137
Weighted average number of ordinary shares outstanding diluted (in Shares)									3,825,137
Basic and diluted net income per share:
Basic net income (loss) per share (in Dollars per share)									$ 0.24
Diluted net income (loss) per share (in Dollars per share)									$ 0.24
Class A – Public shares | Cantor Equity Partners, Inc.
Weighted average number of ordinary shares outstanding:
Weighted average number of ordinary shares outstanding basic (in Shares)	10,000,000	5,217,391				10,000,000	1,751,825		3,825,137
Weighted average number of ordinary shares outstanding diluted (in Shares)	10,000,000	5,217,391				10,000,000	1,751,825
Basic and diluted net income per share:
Basic net income (loss) per share (in Dollars per share)	$ 0.16	$ 0.06				$ 0.25	$ 0.1		$ 0.24
Diluted net income (loss) per share (in Dollars per share)	$ 0.16	$ 0.06				$ 0.25	$ 0.1		$ 0.24
Class A – Private placement | Cantor Equity Partners, Inc.
Weighted average number of ordinary shares outstanding:
Weighted average number of ordinary shares outstanding basic (in Shares)	300,000	156,522				300,000	52,555		114,754
Basic and diluted net income per share:
Basic net income (loss) per share (in Dollars per share)	$ 0.16	$ 0.06				$ 0.25	$ 0.1		$ 0.24
Diluted net income (loss) per share (in Dollars per share)	$ 0.16	$ 0.06				$ 0.25	$ 0.1		$ 0.24
Class B – Ordinary shares | Cantor Equity Partners, Inc.
Weighted average number of ordinary shares outstanding:
Weighted average number of ordinary shares outstanding basic (in Shares)	2,500,000	2,500,000	[1]			2,500,000	2,500,000	[1],[2]	2,500,000	[3]	2,500,000	[3]
Basic and diluted net income per share:
Basic net income (loss) per share (in Dollars per share)	$ 0.16	$ 0.06				$ 0.25	$ 0.1		$ 0.24		$ (0.1)
Diluted net income (loss) per share (in Dollars per share)	$ 0.16	$ 0.06				$ 0.25	$ 0.1		$ 0.24		$ (0.1)

[1]	On August 14, 2024, 375,000 Class B ordinary shares were surrendered by the Sponsor for no consideration (See Note 7).
[2]	This number has been retroactively adjusted to reflect the recapitalization of the Company in the form of the cancellation of 3,593,750 Class B ordinary shares on February 21, 2024 (See Note 7).
[3]	On August 14, 2024, 375,000 Class B ordinary shares were shares surrendered by the Sponsor for no consideration. This number has been retroactively adjusted to reflect the recapitalization of the Company in the form of the cancellation of 3,593,750 Class B ordinary shares on February 21, 2024 (See Note 7).